Financial Assets and Financial Liabilities (Trade and Other Receivables, Aging Analysis of Trade Receivables, Bills Receivable and Amounts Due from Related Parties Excluded Prepayments) (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties excluded prepayments	¥ 2,300,997	¥ 3,430,430
Within one year [member]
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties excluded prepayments	2,300,957	3,430,384
Later than one year and not later than two years [member]
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties excluded prepayments	29	38
Later than two years and not later than three years [member]
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties excluded prepayments	¥ 11	¥ 8